UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010

Seattle, Washington

98101-1129

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: March 31, 2016

	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds 38.5%

American Depository Receipts - 0.8%
Deutsche Telekom, 6.000%, due July 8, 2019	250,000	281,575
Total American Depository Receipts:		281,575

Communications - 6.2%
Viacom, Inc., 4.625%, due May 15, 2018	2,000,000	2,111,100
Total Communications:		2,111,100

Consumer Staples - 7.6%
Avon Products, Inc., 6.500%, due March 1, 2019	500,000	427,500
Kraft Foods, Inc., 6.500%, due August 11, 2017	250,000	266,543
McDonald’s Corp., 5.300%, due March 15, 2017	500,000	520,840
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,014,100
Yum! Brands, Inc., 5.300%, due September 15, 2019	355,000	373,638
Total Consumer Staples:		2,602,620

Energy - 8.7%
Hess Corp., 8.125%, due February 15, 2019	199,000	218,641
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	481,505
Transocean, Inc., 7.375%, due April 15, 2018	1,350,000	1,221,750
XTO Energy, Inc., 6.250%, August 1, 2017	1,000,000	1,069,820
Total Energy:		2,991,716

Financials 0.7%
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	229,583
Total Financials:		229,583

Industrials - 6.3%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,563,628
International Paper, 9.375%, due May 15, 2019	500,000	595,100
Total Industrials:		2,158,728

Information Technology 1.1%
Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	110,104
Oracle Corp., 5.000%, due July 08, 2019	250,000	279,655
Total Information Technology:		389,759

Master Limited Partnership 4.1%
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,389,210
Total Master Limited Partnership:		1,389,210

Transportation 1.7%
FedEx Corp., 8.000%, due January 15, 2019	500,000	585,790
Total Transportation:		585,790

Utilities 1.3%
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	280,408
Southern Electric Power, 5.550%, due January 15, 2017	174,000	179,613
Total Utilities:		460,021

Total - US Corporate Bonds (Cost $12,891,216)		$13,200,103

U.S. Common Stock 54.9%

American Depository Receipts 0.7%

Atlantic Power Corp.	2,700	6,642
Penn West Petroleum, Ltd.	3,400	3,162
Royal Dutch Shell	2,800	137,732
Sanofi-Aventis	600	24,096
Seadrill, Ltd.	1,200	3,960
Silver Wheaton Corp.	700	11,606
Unilever	800	36,144
Total American Depository Receipts:		223,342

Consumer Staples 3.4%
Coca Cola Company	6,700	310,813
Kraft Heinz Company, The	4,900	384,944
Mondelez International, Inc.	1,500	60,180
Procter & Gamble Co.	2,430	200,013
Wal Mart Stores, Inc.	3,040	208,210
Total Consumer Staples:		1,164,160

Energy 3.4%
Chevron Corp.	1,800	171,720
Diamond Offshore Drilling, Inc.	1,515	32,921
Exxon Mobil Corp.	4,950	413,771
Hollyfrontier Corp	3,400	120,088
Kinder Morgan, Inc.	14,119	252,165
Linn Energy	5,890	2,104
One Gas, Inc.	300	18,330
Spectra Energy Corp.	5,300	162,180
Total Energy:		1,173,279

Financials 11.7%
AvalonBay Communities, Inc.	790	150,258
Care Capital Properties, Inc.	900	24,156
Digital Realty Trust, Inc.	1,500	132,735
EPR Properties	1,900	126,578
HCP, Inc.	4,600	149,868
Healthcare Realty Trust, Inc.	2,300	71,047
Highwoods Properties, Inc.	1,300	62,153
Hospitality Properties Trust	9,600	254,976
Liberty Properties Trust	8,740	292,440
LTC Properties, Inc.	4,830	218,509
Mack Cali Rlty Corp.	5,600	131,600
National Retail Properties, Inc.	1,470	67,914
Omega Healthcare Investors, Inc.	5,831	205,834
Realty Income Corp.	7,130	445,696
Redwood Trust, Inc.	2,600	34,008
RMR Group, Inc., The	274	6,853
Sabra Healthcare REIT, Inc.	1,960	39,376
Senior Housing Properties Trust	10,400	186,056
Stag Industrial, Inc.	7,130	145,167
Sun Communities, Inc.	3,180	227,720
Ventas, Inc.	5,600	352,576
Washington REIT	6,600	192,786
Wells Fargo & Co.	3,840	185,702
Welltower, Inc	4,310	298,855
Total Financials:		4,002,865

Healthcare 1.9%
Bristol-Myers Squibb	1,500	95,820
Eli Lilly & Co.	2,000	144,020
Merck & Co., Inc.	4,000	211,640
Pfizer, Inc.	6,240	184,954
Total Healthcare:		636,434

Industrials 0.7%
Caterpillar, Inc.	2,340	179,104
Pitney Bowes, Inc.	3,000	64,620
Total Industrials:		243,724

Information Technology 2.7%
Cisco Systems, Inc.	8,700	247,689
International Business Machines (IBM) Corp.	1,600	242,320
Microsoft Corp.	3,640	201,037
Paychex, Inc.	4,600	248,446
Total Information Technology:		939,492

Master Limited Partnerships 7.7%
Amerigas Partners LP	7,230	314,288
Boardwalk Pipeline Partners LP	10,218	150,613
Breitburn Energy Partners LP	4,700	2,629
Buckeye Partners LP	6,472	439,708
CVR Partners LP	4,760	39,794
Enbridge Energy Partners LP	3,700	67,784
Energy Transfer Partners LP	8,312	268,810
Enterprise Products Partners LP	3,200	78,784
KKR and Co. LP	2,370	34,815
Magellan Midstream Partners LP	4,700	323,360
MPLX LP	2,180	64,724
Nustar Energy LP	4,100	165,640
Plains All American Pipeline LP	3,914	82,077
Spectra Energy Partners LP	3,466	166,784
Suburban Propane Partners LP	3,200	95,648
Targa Resources Partners LP	3,341	99,762
TC Pipelines LP	2,300	110,906
Terra Nitrogen Company LP	225	25,038
Williams Partners LP	4,541	92,863
Total Master Limited Partnerships:		2,624,028

Mutual Funds 1.1%
Blackrock Global Floating Rate Income Fund	3,179	40,787
John Hancock Preferred Income Fund	3,284	72,970
iShares Investment Grade Corp. Bonds	640	76,045
iShares US Preferred ETF	2,516	98,199
SPDR Barclays High Yield Bond ETF	2,600	89,050
Total Mutual Funds:		377,051

Telecommunication Services 8.6%
AT & T, Inc.	29,570	1,158,257
Centurylink, Inc.	6,900	220,524
Consolidated Communications	9,600	247,296
Frontier Communications Corp.	192	1,073
Verizon Communications	24,540	1,327,123
Total Telecommunication Services:		2,954,273

Utilities 13.1%
Aliant Energy Corp.	3,700	274,836
American Electric Power, Inc.	4,340	288,176
Atmos Energy Corp.	1,500	111,390
Avista Corp.	2,000	81,560
Centerpoint Energy, Inc.	13,000	271,960
Dominion Res, Inc.	4,200	315,504
Duke Energy Corp.	5,095	411,065
Entergy Corp.	2,870	227,534
Eversource Energy	4,981	290,592
Exelon Corp.	1,400	50,204
Firstenergy Corp.	1,255	45,142
NextEra Energy	1,000	118,340
ONEOK, Inc.	1,200	35,832
Piedmont Natural Gas Company, Inc.	2,700	161,541
PPL Corp.	4,945	188,256
Public Service Enterprise Group, Inc.	5,500	259,270
Scana Corp.	700	49,105
Southern Company	12,530	648,177
Talen Energy Corp.	617	5,553
WEC Energy Group, Inc.	4,100	246,287
Xcel Energy, Inc.	9,540	398,963
Total Utilities:		4,479,286

Total US Common Stock (Cost $18,817,933)		18,817,933

Cash Equivalents 6.6%
Total Cash Equivalents (Cost $2,265,977)		$2,265,977
TOTAL INVESTMENT IN SECURITIES (Cost $33,611,808)		$34,284,013

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of March 31, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		13,200,103		13,200,103
US Common Stock	18,817,933			18,817,933
Cash Equivalents	2,265,977			2,265,977
TOTALS				$34,284,013

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 26, 2016